Subsequent Events	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 — SUBSEQUENT EVENTS

Management evaluated subsequent events and transactions that occurred after the balance sheet date, up to the date that the unaudited financial statements were issued. Based upon this review, other than the below, management did not identify any subsequent events that would have required adjustment or disclosure in the unaudited financial statements:

Amended and Restated Certificate of Incorporation

At a special meeting of the Company’s stockholders held on December 9, 2022, the Company’s stockholders approved (i) a proposal to amend the Company’s amended and restated certificate of incorporation, and (ii) a proposal to amend the Management Trust Agreement with the Transfer Agent, to extend the date by which the Company has to consummate a business combination from February 12, 2023 until August 12, 2023, on an as needed, month-to-month basis by depositing an additional $87,500 into the Trust Account for each such one-month extension. The amended and restated certificate of incorporation was filed on December 9, 2023 and the amendment to the Management Trust Agreement was executed on December 9, 2022.

Trust Account Redemptions

In connection with the Company’s Extension Meeting, a total of 4,481,548 shares were tendered for redemption, leaving 1,252,372 public shares outstanding. Approximately $45,952,279 was withdrawn from the Company’s Trust Account to pay for the redemption, leaving approximately $12.8 million in the Trust Account as of December 31, 2022.

Working Capital Notes

On November 21, 2022, the Company issued a fourth working capital promissory note for an aggregate principal amount of $150,000 (the “Fourth Working Capital Note”) to the Sponsor. On January 17, 2023, the Company issued a fifth promissory note for an aggregate principal amount of $200,000 (the “Fifth Working Capital Note”) to the Sponsor (the First Working Capital Note through the Fifth Working Capital Notes are hereinafter referred to as the “Working Capital Notes”). The Working Capital Notes were issued to fund working capital of the Company. The Working Capital Notes are non-interest bearing and all outstanding amounts under the Working Capital Notes will be due on the date on which we consummate our initial business combination (the “Maturity Date”).

Trust Account Extension Payment

On November 1, 2022, pursuant to the Management Trust Agreement, the Company’s Sponsor deposited an amount of $573,392 into the Trust Account to pay for an additional three-month extension to extend the time by which the Company has to consummate a business combination to February 12, 2023. On February 6, 2023, pursuant to the Management Trust Agreement, the Company’s Sponsor deposited an additional amount of $87,500 into the Trust Account to pay for an additional one-month extension to extend the time by which the Company has to consummate a business combination to March 12, 2023.

NOTE 10 — SUBSEQUENT EVENTS

Management evaluated subsequent events and transactions that occurred after the balance sheet date, up to the date that the financial statements were issued. Based upon this review, management did not identify any subsequent events that would have required adjustment or disclosure in the financial statements other than the below:

Merger Agreement

On January 27, 2022, the Company entered into a Merger Agreement (the “Merger Agreement”) by and among Abri, Abri Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of Abri (“Merger Sub”), Apifiny Group Inc., a Delaware corporation (“Apifiny”), Erez Simha solely in his capacity as representative, agent and attorney-in-fact of the Apifiny security holders, and the Sponsor solely in its capacity as representative, agent and attorney-in-fact of the Indemnified Party (as defined the Merger Agreement). Pursuant to the terms of the Merger Agreement, a business combination between Abri and Apifiny will be effected through the merger of Merger Sub with and into Apifiny, with Apifiny surviving the merger as a wholly owned subsidiary of Abri (the “Merger”). The board of directors of Abri has (i) approved and declared advisable the Merger Agreement, the Merger and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related transactions by the stockholders of Abri.

The Merger is expected to be consummated after obtaining the required approval by the shareholders of Abri and Apifiny and the satisfaction of certain other customary closing conditions.

The total consideration to be paid at Closing (the “Initial Consideration”) by Abri to Apifiny security holders will be an amount equal to $450 Million. The Initial Consideration will be payable in shares of common stock, par value $0.0001 per share, of Abri (“Abri Common Stock”) valued at $10 per share.

In addition to the Initial Consideration, the Apifiny security holders (the Earnout Recipients as defined in the Merger Agreement) will also have the contingent right to earn up to 10,500,000 shares of Abri Common Stock in the aggregate (“Earnout Consideration”) as follows:

•        The Apifiny security holders will earn 3,000,000 shares of the Earnout Consideration, in the aggregate, if over any twenty (20) consecutive Trading Days (as defined in the Merger Agreement) during the period beginning on the date of the Closing (the “Closing Date”) and ending on the first anniversary of the Closing Date (the “First Earnout Period”), the volume-weighted average price (“VWAP”) (as defined in the Merger Agreement) of the Abri Common Stock is greater than or equal to $16.50 per share (the “First Milestone”).

•        The Apifiny security holders will earn an additional 3,750,000 shares of the Earnout Consideration, in the aggregate, if over any twenty (20) consecutive Trading Days during the period beginning on the Closing Date and ending on the second anniversary of the Closing Date (the “Second Earnout Period”), the VWAP of the Abri Common Stock is greater than or equal to $23.00 per share (the “Second Milestone”).

•        The Apifiny security holders will earn an additional 3,750,000 shares of the Earnout Consideration, in the aggregate, if within any twenty (20) consecutive Trading Day during the period beginning on the Closing Date and ending on the third anniversary of the Closing Date (the “Third Earnout Period” and together with the First Earnout Period and the Second Earnout Period, each, an “Earnout Period” and collectively, the “Earnout Periods”), the VWAP of the Abri Common Stock is greater than or equal to $30.00 per share(the “Third Milestone” and together with the First Milestone and the Second Milestone, the “Earnout Milestones”).

•        Upon the first Change in Control to occur during the applicable Earnout Period, if the corresponding price per share of Abri Common Stock in connection with such Change in Control is equal to or greater than any applicable Earnout Milestone or Milestones, the Apifiny security holders will earn the shares of the Earnout Consideration issuable in respect to such Earnout Milestone or Milestones as described above as of immediately prior to the Change of Control.